Financial Instruments - Maximum Level of Exposure to Credit Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Maximum exposure to credit risk	€ 1,509,852	€ 1,272,012
Non-current financial assets
Credit risk
Maximum exposure to credit risk	107,601	69,889
Other current financial assets
Credit risk
Maximum exposure to credit risk	53,965	10,738
Trade and other receivables
Credit risk
Maximum exposure to credit risk	314,494	304,864
Trade and other receivables | Spain
Credit risk
Maximum exposure to credit risk	46,025	63,505
Trade and other receivables | Rest of European Union
Credit risk
Maximum exposure to credit risk	48,354	53,403
Trade and other receivables | United States
Credit risk
Maximum exposure to credit risk	79,829	65,068
Trade and other receivables | Other European countries
Credit risk
Maximum exposure to credit risk	14,289	5,761
Trade and other receivables | Other regions
Credit risk
Maximum exposure to credit risk	125,997	117,127
Trade receivables
Credit risk
Maximum exposure to credit risk	269,167	286,198
Other receivables
Credit risk
Maximum exposure to credit risk	45,327	18,666
Cash and cash equivalents
Credit risk
Maximum exposure to credit risk	€ 1,033,792	€ 886,521